Calvert

Green Bond Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	$5,968	$6,195,325
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	1,030	1,058,298
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,202	1,253,076
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,800	4,776,969
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,665	1,666,314
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	696	723,413
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	87	88,965
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	54	53,711
SolarCity LMC, LLC:
Series 2013-1, Class A, 4.80%, 11/20/38(1)	189	196,211
Series 2014-1, Class A, 4.59%, 4/20/44(1)	4,145	4,221,498
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,635	1,646,274
Series 2014-2, Class B, 5.44%, 7/20/44(1)	172	172,206
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	424	432,221
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,830	1,822,003
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	834	850,407
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,531	2,523,550
Tesla Auto Lease Trust:
Series 2018-A, Class B, 2.75%, 2/20/20(1)	19	19,206
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,644	1,666,050
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,875	1,925,377
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,000	999,838
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,533,516
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,260,422
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,551,623
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,471	1,536,201

Total Asset-Backed Securities (identified cost $39,873,883)		$40,172,674

Collateralized Mortgage-Backed Obligations — 8.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$4,036,352
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	373	378,127
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	4,150	4,313,319

Security	Principal Amount (000’s omitted)		Value
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)		$4,142	$4,339,701
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)		923	983,239
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)		2,420	2,655,831
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)		4,530	4,906,490
Series 2019-M9, Class A2, 2.937%, 4/25/29		1,920	1,988,967
Series 2019-M22, Class A2, 2.522%, 8/25/29		12,300	12,349,962

Total Collateralized Mortgage-Backed Obligations (identified cost $35,208,022)			$35,951,988

Corporate Bonds — 58.1%

Security	Principal Amount* (000’s omitted)		Value
Basic Materials — 1.2%
LG Chem, Ltd.:
3.25%, 10/15/24(1)		1,550	$1,591,281
3.625%, 4/15/29(1)		3,125	3,226,905

			$4,818,186

Communications — 1.0%
Verizon Communications, Inc., 3.875%, 2/8/29		3,980	$4,392,573

Consumer, Non-cyclical — 3.4%
Conservation Fund (The), 3.474%, 12/15/29		2,345	$2,337,411
Kaiser Foundation Hospitals, 3.15%, 5/1/27(3)		2,208	2,305,846
Koninklijke Philips NV, 0.50%, 5/22/26(4)	EUR	2,307	2,626,533
Massachusetts Institute of Technology, 3.959%, 7/1/38		2,985	3,375,588
PepsiCo, Inc., 2.875%, 10/15/49		3,950	3,817,684

			$14,463,062

Energy — 3.7%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		5,000	$5,023,207
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)		1,980	2,042,697
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		8,360	8,521,766

			$15,587,670

Financial — 24.7%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24		2,364	$2,518,439
Australia & New Zealand Banking Group, Ltd., 3.25%, 6/3/20(4)	AUD	4,740	3,353,627
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(5)		5,888	5,925,845
3.499% to 5/17/21, 5/17/22(5)		6,132	6,255,004
Bank of Nova Scotia (The), 2.375%, 1/18/23		5,100	5,176,163
Boston Properties LP, 3.40%, 6/21/29		2,700	2,820,704
Citigroup, Inc., 0.50%, 1/29/22(4)	EUR	11,950	13,560,086
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	1,474,673
Credit Agricole Corporate & Investment Bank SA, 2.533%, (3 mo. USD LIBOR + 0.625%), 10/3/21(6)		11,106	11,137,656
DBS Group Holdings, Ltd., 2.56%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	3,658,186

Security	Principal Amount* (000’s omitted)		Value
Digital Euro Finco, LLC, 2.50%, 1/16/26(4)	EUR	6,700	$8,184,312
HAT Holdings I, LLC / HAT Holdings II, LLC, 5.25%, 7/15/24(1)		7,000	7,373,345
ING Groep NV, 4.625%, 1/6/26(1)		2,175	2,418,903
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(3)		1,100	1,112,043
National Australia Bank, Ltd., 3.625%, 6/20/23		1,867	1,962,053
Nederlandse Waterschapsbank NV, 3.125%, 12/5/22(1)		500	521,243
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		10,800	10,837,076
Regency Centers LP, 3.75%, 6/15/24		1,500	1,575,733
Royal Bank of Canada, 0.25%, 5/2/24(4)	EUR	8,600	9,661,157
Welltower, Inc., 2.70%, 2/15/27		4,000	4,016,201

			$103,542,449

Government — 6.9%
Asian Development Bank:
1.875%, 8/10/22		1,500	$1,507,467
2.125%, 3/19/25		750	761,393
2.375%, 8/10/27		750	772,050
3.125%, 9/26/28		800	873,016
European Bank for Reconstruction & Development, 1.625%, 9/27/24		2,000	1,985,183
European Investment Bank:
1.00%, 11/14/42(4)	EUR	3,400	4,185,025
2.375%, 5/24/27		3,965	4,090,706
2.50%, 10/15/24(3)		1,000	1,033,573
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,195,830
3.125%, 11/20/25		4,150	4,451,202
International Finance Corp.:
2.00%, 10/24/22		2,450	2,470,225
2.125%, 4/7/26		1,500	1,518,247
Nordic Investment Bank, 2.25%, 9/30/21		950	957,440

			$28,801,357

Industrial — 3.5%
Owens Corning, 3.95%, 8/15/29		10,417	$10,849,589
Xylem, Inc.:
3.25%, 11/1/26		1,999	2,069,325
4.375%, 11/1/46		1,590	1,732,508

			$14,651,422

Technology — 1.9%
Apple, Inc., 0.50%, 11/15/31	EUR	7,238	$8,082,792

Utilities — 11.8%
Avangrid, Inc.:
3.15%, 12/1/24		4,913	$5,070,983
3.80%, 6/1/29		7,600	8,060,804
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		1,147	1,164,205
Enel Finance International NV:
1.00%, 9/16/24(4)	EUR	4,250	4,945,192
1.125%, 9/16/26(4)	EUR	4,100	4,809,417
MidAmerican Energy Co.:
3.15%, 4/15/50		850	839,023
3.65%, 8/1/48		3,570	3,853,908
4.25%, 7/15/49		2,390	2,863,753

Security	Principal Amount* (000’s omitted)		Value
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		1,825	$1,901,805
4.50%, 9/15/27(1)		3,760	3,928,532
NSTAR Electric Co., 3.25%, 5/15/29		2,500	2,638,517
Public Service Co. of Colorado:
3.20%, 3/1/50		4,500	4,520,051
3.70%, 6/15/28(3)		1,978	2,154,930
4.10%, 6/15/48		1,000	1,152,122
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)		1,595	1,663,342

			$49,566,584

Total Corporate Bonds (identified cost $237,302,597)			$243,906,095

High Social Impact Investments — 0.3%

Security	Principal Amount (000’s omitted)		Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(7)(8)		$1,196	$1,174,263

Total High Social Impact Investments (identified cost $1,196,055)			$1,174,263

Preferred Stocks — 0.8%

Security	Shares		Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P., Series A2, 6.38%		123,000	$3,263,190

Total Preferred Stocks (identified cost $3,075,000)			$3,263,190

Sovereign Government Bonds — 14.6%

Security	Principal Amount* (000’s omitted)		Value
Canada — 2.5%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$2,470,965
2.65%, 2/5/25	CAD	5,000	3,964,923
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,168,561

			$10,604,449

Finland — 2.2%
Municipality Finance PLC:
0.05%, 9/6/29(4)	EUR	3,750	$4,178,895
1.375%, 9/21/21(1)		5,000	4,972,222

			$9,151,117

Security	Principal Amount* (000’s omitted)		Value
France — 5.0%
French Republic Government Bond OAT, 1.75%, 6/25/39(1)(4)	EUR	15,490	$21,045,455

Germany — 2.6%
Kreditanstalt fuer Wiederaufbau:
0.125%, 10/27/20(4)	EUR	3,600	$4,058,771
1.75%, 9/14/29		2,200	2,153,703
1.875%, 11/30/20		2,800	2,803,704
2.00%, 9/29/22		2,000	2,017,215

			$11,033,393

Mexico — 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20(1)		750	$755,511

Netherlands — 0.4%
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)		1,700	$1,741,870

Norway — 0.2%
Kommunalbanken AS, 1.375%, 10/26/20(1)		1,000	$996,798

Sweden — 1.5%
Kommuninvest i Sverige AB, 1.875%, 6/1/21(1)		1,600	$1,602,468
Svensk Exportkredit AB, 1.875%, 6/23/20		4,500	4,502,292

			$6,104,760

Total Sovereign Government Bonds (identified cost $60,708,438)			$61,433,353

Taxable Municipal Obligations — 4.8%

Security	Principal Amount (000’s omitted)		Value
General Obligations — 1.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46		$4,775	$4,846,100

Water and Sewer — 3.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114		1,665	2,193,255
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(9)		150	173,979
Metropolitan Water District of Southern California, 6.947%, 7/1/40(9)		250	256,080
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(9)		605	882,356
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20		1,070	1,072,375
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39(10)		10,705	10,690,869

			$15,268,914

Total Taxable Municipal Obligations (identified cost $19,389,996)			$20,115,014

U.S. Government Agencies and Instrumentalities — 1.8%

Security	Principal Amount (000’s omitted)	Value
Overseas Private Investment Corp.:
2.36%, 10/15/29	$2,870	$2,881,770
3.16%, 6/1/33	176	185,109
3.22%, 9/15/29	745	780,059
3.52%, 9/20/32	3,460	3,711,155

Total U.S. Government Agencies and Instrumentalities (identified cost $7,250,685)		$7,558,093

U.S. Government Agency Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
2.65%, 6/1/26	$1,881	$1,920,458
2.68%, 7/1/26	2,000	2,050,801

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,940,671)		$3,971,259

Short-Term Investments — 0.3%

Securities Lending Collateral — 0.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(11)	1,111,635	$1,111,635

Total Securities Lending Collateral (identified cost $1,111,635)		$1,111,635

Total Short-Term Investments (identified cost $1,111,635)		$1,111,635

Total Investments (identified cost $409,056,982) — 99.8%		$418,657,564

Other Assets, Less Liabilities — 0.2%		$718,774

Net Assets — 100.0%		$419,376,338

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

*	In U.S. dollars unless otherwise indicated.

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $114,322,415, which represents 27.3% of the net assets of the Fund as of December 31, 2019.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $1,083,180 and the total market value of the collateral received by the Fund was $1,111,635, comprised of cash.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities is $80,608,470 or 19.2% of the Fund’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(7)	Restricted security. Total market value of restricted securities amounts to $1,174,263, which represents 0.3% of the net assets of the Fund as of December 31, 2019.

(8)	Affiliated company.

(9)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(10)	When-issued security.

(11)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation	% of Total Investments
United States	68.0%
France	7.6
Canada	6.0
Other (less than 3% each)	18.4

Total	100.0%

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,704,761	AUD	6,915,931	State Street Bank and Trust Company	2/28/20	$—	$(155,218)
USD	10,580,486	CAD	14,038,675	State Street Bank and Trust Company	2/28/20	—	(232,897)
USD	1,106,889	EUR	994,328	State Street Bank and Trust Company	2/28/20	—	(12,345)
USD	4,075,563	EUR	3,636,412	State Street Bank and Trust Company	2/28/20	—	(17,648)
USD	9,850,947	EUR	8,814,204	State Street Bank and Trust Company	2/28/20	—	(70,481)
USD	6,870,994	EUR	6,169,398	State Street Bank and Trust Company	2/28/20	—	(73,392)
USD	9,785,841	EUR	8,795,351	State Street Bank and Trust Company	2/28/20	—	(114,366)
USD	58,122,116	EUR	52,408,622	State Street Bank and Trust Company	2/28/20	—	(869,980)

						$—	$(1,546,327)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	61	Long	3/31/20	$13,145,500	$(8,011)
U.S. 5-Year Treasury Note	(41)	Short	3/31/20	(4,862,984)	17,867
U.S. Long Treasury Bond	(80)	Short	3/20/20	(12,472,500)	68,603
U.S. Ultra 10-Year Treasury Note	(95)	Short	3/20/20	(13,366,797)	152,541
U.S. Ultra-Long Treasury Bond	(19)	Short	3/20/20	(3,451,469)	110,143

					$341,143

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,196,055

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: During the fiscal year to date ended December 31, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Interest Rate Risk: During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(1,546,327)

Total		$—	$(1,546,327)

Interest Rate	Financial Futures Contracts	$349,154	$(8,011)

Total		$349,154	$(8,011)

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,174,263, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal Amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$149,206	$—	$(150,000)	$—	$794	$—	$438	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,196,055	—	—	(21,792)	1,174,263	498	—	1,196,055

Total				$—	$(20,998)	$1,174,263	$936	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$40,172,674	$—	$40,172,674
Collateralized Mortgage-Backed Obligations	—	35,951,988	—	35,951,988
Corporate Bonds	—	243,906,095	—	243,906,095
High Social Impact Investments	—	1,174,263	—	1,174,263
Preferred Stocks	3,263,190	—	—	3,263,190
Sovereign Government Bonds	—	61,433,353	—	61,433,353
Taxable Municipal Obligations	—	20,115,014	—	20,115,014
U.S. Government Agencies and Instrumentalities	—	7,558,093	—	7,558,093
U.S. Government Agency Mortgage-Backed Securities	—	3,971,259	—	3,971,259
Short-Term Investments	1,111,635	—	—	1,111,635
Total Investments	$4,374,825	$414,282,739	$—	$418,657,564
Futures Contracts	$349,154	$—	$—	$349,154
Total	$4,723,979	$414,282,739	$—	$419,006,718

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,546,327)	$—	$(1,546,327)
Futures Contracts	(8,011)	—	—	(8,011)
Total	$(8,011)	(1,546,327)	$—	$(1,554,338)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.